Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
(4)	Premises and Equipment

A summary of premises and equipment follows (in thousands):

	At December 31,
	2016	2015
Land	$690	690
Building	2,461	2,449
Leasehold improvements	411	377
Furniture, fixtures and equipment	993	930
Computer and software	1,943	1,723
Construction in progress	1,181	275

Total, at cost	7,679	6,444
Less accumulated depreciation and amortization	(2,750)	(2,222)

Premises and equipment, net	$4,929	4,222

Construction in progress relates to the construction of the Company’s branch office in Crawfordville, FL, which was substantially complete at December 31, 2016.

The Company leases an office facility under an operating lease which expires in 2017, but has two 5-year options to extend. This lease requires monthly lease payments and common area maintenance charges and contains escalation clauses during the term of the lease. The Company also has an operating lease that expires in November, 2017, with no options to renew. Rent expense under these operating leases during the years ended December 31, 2016 and 2015 was $147,000 and $137,000, respectively. Future minimum rental commitments, including renewal options, are as follows (in thousands):

Year Ending December 31,	Amount
2017	$155
2018	86
2019	86
2020	86
2021	86
Thereafter	482

$981